UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 12 , 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $145,918 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      209     3478 SH       Sole                                       3478
Abbott Labs                    COM              002824100      314     6667 SH       Sole                                       6667
Apple Computer                 COM              037833100     1186     8326 SH       Sole                                       8326
Automatic Data Processing Inc  COM              053015103     4740   133759 SH       Sole                                     133759
Canon Inc. ADR                 COM              138006309     5246   161276 SH       Sole                                     161276
Cisco Systems                  COM              17275R102     2692   144349 SH       Sole                                     144349
Coca Cola Co Com               COM              191216100     6095   126999 SH       Sole                                     126999
Donaldson Inc                  COM              257651109     7601   219419 SH       Sole                                     219419
Dover Corp                     COM              260003108     4613   139422 SH       Sole                                     139422
Echelon                        COM              27874n105      513    60450 SH       Sole                                      60450
Ecolab Inc                     COM              278865100     4415   113238 SH       Sole                                     113238
Emerson Electric Co            COM              291011104     4826   148953 SH       Sole                                     148953
Exxon Mobil Corp     Com       COM              30231g102     3069    43900 SH       Sole                                      43900
FedEx Corp                     COM              31428x106     3204    57606 SH       Sole                                      57606
Guaranty Finl Grp Inc Com      COM              40108N106        2    10000 SH       Sole                                      10000
Home Depot Inc                 COM              437076102     4141   175230 SH       Sole                                     175230
Illinois Tool Works            COM              452308109     5337   142920 SH       Sole                                     142920
Intel Corp                     COM              458140100     2623   158500 SH       Sole                                     158500
Johnson & Johnson              COM              478160104     6365   112061 SH       Sole                                     112061
Luminex Corp Com               COM              55027E102     1004    54128 SH       Sole                                      54128
Microsoft Corp                 COM              594918104     4052   170481 SH       Sole                                     170481
Molex Inc.                     COM              608554101     3622   232929 SH       Sole                                     232929
National Instr Corp            COM              636518102     2423   107397 SH       Sole                                     107397
Nokia                          COM              654902204     2231   153007 SH       Sole                                     153007
Nordson Corp                   COM              655663102     5156   132806 SH       Sole                                     132806
Novartis ADR                   COM              66987V109     4350   106635 SH       Sole                                     106635
Paccar                         COM              693718108      963    29710 SH       Sole                                      29710
PepsiCo Inc                    COM              713448108     4644    84505 SH       Sole                                      84505
Procter & Gamble               COM              742718109     7401   144828 SH       Sole                                     144828
Sabine Royalty Trust UBI       COM              785688102      620    14000 SH       Sole                                      14000
San Juan Basin Royalty Trust   COM              798241105     8858   616452 SH       Sole                                     616452
Schlumberger Ltd               COM              806857108     5920   109400 SH       Sole                                     109400
Sigma Aldrich                  COM              826552101     7395   149217 SH       Sole                                     149217
Sysco Corp                     COM              871829107     4284   190553 SH       Sole                                     190553
Telefonica de Espana           COM              879382208      923    13593 SH       Sole                                      13593
United Parcel Svc Cl B         COM              911312106     3932    78655 SH       Sole                                      78655
W.W. Grainger                  COM              384802104     6549    79980 SH       Sole                                      79980
Wal-Mart Stores                COM              931142103     4402    90866 SH       Sole                                      90866
REPORT SUMMARY		       38 DATA RECORDS		     145918         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

